Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Short-term employee benefits	$ 9,575	$ 9,034
Post-employment benefits	653	681
Other long-term employee benefits	45	59
Share-based compensation expense	7,697	10,046
Total	$ 17,970	$ 19,820